PROPERTY, PLANTS AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 7:-	PROPERTY, PLANTS AND EQUIPMENT, NET

Composition:

	December 31,
	2012	2013
Cost:
Computers and equipment	$31,771	$21,219
Motor vehicles	641	386
Buildings	3,051	3,281
Leasehold improvements	15,393	15,698

	50,856	40,584
Accumulated depreciation:
Computers and equipment	21,807	13,230
Motor vehicles	352	182
Buildings	1,683	1,904
Leasehold improvements	5,555	5,860

	29,397	21,176

Depreciated cost	$21,459	$19,408

Depreciation expenses totaled $  4,260, $  5,500 and $ 6,241 for the years ended December 31, 2011, 2012 and 2013, respectively.